Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,498,590,000.00
Previously Paid Amount	0.00
Total Fee Amount	206,955.28
Total Offset Amount	0.00
Net Fee	206,955.28
Narrative - Max Aggregate Offering Price	$ 1,498,590,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true